SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation:
The financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP"), applied consistently.
Use of estimates
b.	Use of estimates:

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in U.S. dollars
c.	Financial statements in U.S. dollars:

A substantial portion of the Company's cash flow transactions is incurred in dollars. Investing activities and equity transactions are made in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and presentation currency of the Company is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification ("ASC") No. 830. All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

Cash and cash equivalents
d.	Cash and cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less.
Short-term bank deposits
e.	Short-term bank deposits:

Short-term bank deposits with an original maturity date of more than three months and less then twelve months from the date of the investment, are presented as short-term bank deposits.

Restricted cash
f.	Restricted cash
Restricted cash is mainly in respect of withdrawal by a bank as collateral for an office facility operating lease agreement.
Property and equipment
g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful life of the assets at the following annual rates:

%
Office equipment	20
Laboratory equipment	15 - 33

 Impairment of long lived assets:

Property and equipment subject to amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2019, 2018 and 2017 , no impairment losses were recorded.

Research and development expenses
h.	Research and development expenses:

Research and development expenses include funding for early-stage biotechnology projects performed by the Company and third-party research facilities, and are charged to the statement of operations, as incurred.

Income taxes
i.          Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes". This ASC prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is not more likely than not that a portion or all of the deferred tax assets will be realized.

Based on ASC No. 740, a two-step approach is used to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. When necessary, the Company accrues interest and penalties related to unrecognized tax benefits in its provision for income tax.

Accounting for stock-based compensation
j.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation". ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's income statements.

The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date.

The Company estimates the fair value of stock options granted using the Black-Scholes  option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are, expected stock price volatility, and the expected option term. The Company grants restricted shares and values them based on the market value of the underlying shares at the date of grant. No options or restricted shares were granted in in 2017. In 2018 and 2019, the Company granted options, see Note 6.

The weighted-average estimated fair value of employee stock options granted during the year ended December 31, 2018 and 2019 was $0.081 and 0.11, respectively per option, using the Black–Scholes option pricing formula. Fair values were estimated using the following assumptions (annualized percentages):

Year ended December 31,
2018 and 2019

Dividend yield	0
Expected volatility	53.1%
Risk-free interest	1.6%
Expected life (years)	4.5-6

The volatility was measured according to the average volatility of similar companies' stock since the Company's stock is traded in low frequency. The risk free interest rate assumption is the implied yield currently available on United States treasury zero-coupon issues with a remaining term equal to the expected life of the Company's options. The dividend yield assumption is based on the Company's historical experience and expectation of no future dividend payouts and may be subject to substantial change in the future. Effective as of January 1, 2017, the Company adopted a change in accounting policy in accordance with Accounting Standards Update 2016-09, "Compensation Stock Compensation (Topic 718)" (“ASU 2016-09”) to account for forfeitures as they occur.

Fair value Measurements
k.         Fair value Measurements:

The Company measures its investments at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data.

Level 3 - Unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Basic and diluted net loss per share
l.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC No. 260, "Earnings per Share".

The total number of options excluded from the calculation of the diluted net loss per share, because they had anti-dilutive effect, for the years ended December 31, 2017, 2018 and 2019, were  2,290,667, 2,350,667 and 2,390,667, respectively.

Concentrations of credit risks
m.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to credit risk consist of cash, cash equivalents and short-term bank deposits.

Cash and cash equivalents are invested in major banks in Israel and the U.S., mainly in U.S. dollars. The significant majority of the Company's cash and cash equivalents is invested in one bank in the United States. Such funds in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the institutions in which the Company invests and the financial institutions that hold the Company's investments are of investment-grade level, and, accordingly, commercially acceptable credit risk exists with respect to these investments.

The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Treasury shares
n.	Treasury shares:

Ordinary shares held by the Company are recognized at cost of purchase and presented as a deduction from equity. The Company has not repurchased Ordinary shares in 2017, 2018 or 2019.

Leases
o.	Leases:

In February 2016, the FASB established Topic 842, Leases, by issuing Accounting Standards Update (ASU) No. 2016-02. The guidance establishes a right-of-use("ROU") model that requires a lessee to recognize an ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. The lessee determines if an arrangement is or contains a lease at contract inception.

A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. The Company adopted the new accounting standard ASC 842 "Leases" and all the related amendments on January 1, 2019 and used the effective date as the Company’s date of initial application.

ROU assets represent the lessee’s right to use an underlying asset for the lease term and lease liabilities represent the lessee’s obligation to make lease payments arising from the lease. Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. Until it expired at the end of 2019, the Company's lease was an operating lease. See note 5d below.

The new standard provides a number of optional practical expedients in transition. The Company chose to apply the following permitted practical expedient in which a short-term lease recognition exemption for all leases with a term shorter than 12 months. This means that, for those leases, the Company does not recognize ROU assets or lease liabilities but recognizes lease expenses over the lease term on a straight-line basis.

Prior to the adoption of the new lease standard, the Company's lease consisted of real estate for use in its operations, which was classified as an operating lease.

Employee benefits - Defined contribution plans
p.	Employee benefits - Defined contribution plans

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an expense in profit or loss in the periods during which related services are rendered by employees.

The Company’s employees have signed on Section 14 of the Israeli Severance Pay law – 1963, pursuant to which the Company’s regular deposits with pension and severance pay funds release it from any further severance liability to the employees. the amounts deposited in the pension and severance pay funds are not reflected in the financial statements as they are not under the Company's ownership or control.

Liabilities for loss contingencies
q.        Liabilities for loss contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.